First Trust Dividend Strength ETF (FTDS)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 5.9%
1,644	General Dynamics Corp.	$464,414
1,600	Huntington Ingalls Industries, Inc.	466,352
896	Lockheed Martin Corp.	407,563
		1,338,329
	Banks — 15.3%
8,569	Bank OZK	389,547
3,864	Cullen/Frost Bankers, Inc.	434,970
5,786	East West Bancorp, Inc.	457,730
2,941	M&T Bank Corp.	427,739
5,041	Popular, Inc.	444,062
22,020	Regions Financial Corp.	463,301
5,026	SouthState Corp.	427,361
9,851	Zions Bancorp N.A.	427,533
		3,472,243
	Capital Markets — 2.0%
5,840	Stifel Financial Corp.	456,513
	Chemicals — 5.7%
5,468	CF Industries Holdings, Inc.	454,992
12,773	Mosaic (The) Co.	414,612
2,900	PPG Industries, Inc.	420,210
		1,289,814
	Distributors — 2.0%
2,886	Genuine Parts Co.	447,128
	Electronic Equipment, Instruments & Components — 2.0%
3,094	TE Connectivity Ltd.	449,373
	Financial Services — 2.1%
12,410	Equitable Holdings, Inc.	471,704
	Food Products — 5.3%
6,013	Archer-Daniels-Midland Co.	377,677
2,153	Hershey (The) Co.	418,758
5,628	Mondelez International, Inc., Class A	393,960
		1,190,395
	Ground Transportation — 3.7%
2,121	Landstar System, Inc.	408,844
1,714	Union Pacific Corp.	421,524
		830,368
	Health Care Providers & Services — 1.8%
3,093	Quest Diagnostics, Inc.	411,709
	Hotels, Restaurants & Leisure — 1.7%
5,100	Wyndham Hotels & Resorts, Inc.	391,425
Shares	Description	Value

	Insurance — 10.1%
4,860	Aflac, Inc.	$417,280
3,684	Cincinnati Financial Corp.	457,442
4,823	Hartford Financial Services Group (The), Inc.	497,010
1,937	Travelers (The) Cos., Inc.	445,781
8,900	Unum Group	477,574
		2,295,087
	Machinery — 8.4%
3,485	AGCO Corp.	428,725
1,437	Caterpillar, Inc.	526,560
1,789	Cummins, Inc.	527,129
1,429	Snap-on, Inc.	423,298
		1,905,712
	Oil, Gas & Consumable Fuels — 19.6%
2,883	Chevron Corp.	454,764
3,801	ConocoPhillips	483,791
16,818	Coterra Energy, Inc.	468,886
10,008	Devon Energy Corp.	502,201
2,714	Diamondback Energy, Inc.	537,833
3,722	EOG Resources, Inc.	475,821
7,808	HF Sinclair Corp.	471,369
18,411	Marathon Oil Corp.	521,768
3,176	Phillips 66	518,768
		4,435,201
	Professional Services — 1.8%
5,087	Robert Half, Inc.	403,297
	Semiconductors & Semiconductor Equipment — 7.8%
4,584	Microchip Technology, Inc.	411,231
1,878	NXP Semiconductors N.V.	465,312
2,698	QUALCOMM, Inc.	456,771
3,867	Skyworks Solutions, Inc.	418,874
		1,752,188
	Specialty Retail — 4.8%
1,774	Tractor Supply Co.	464,291
1,986	Williams-Sonoma, Inc.	630,615
		1,094,906
	Total Common Stocks	22,635,392
	(Cost $19,619,554)

First Trust Dividend Strength ETF (FTDS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
11,601	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (a)	$11,601
	(Cost $11,601)

	Total Investments — 100.0%	22,646,993
	(Cost $19,631,155)
	Net Other Assets and Liabilities — (0.0)%	(7,168)
	Net Assets — 100.0%	$22,639,825

(a)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,635,392	$ 22,635,392	$ —	$ —
Money Market Funds	11,601	11,601	—	—
Total Investments	$22,646,993	$22,646,993	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.1%
41,300	Boeing (The) Co. (a)	$7,970,487
	Banks — 3.4%
43,554	JPMorgan Chase & Co.	8,723,866
	Beverages — 3.3%
137,730	Coca-Cola (The) Co.	8,426,321
	Biotechnology — 3.4%
29,945	Amgen, Inc.	8,513,962
	Broadline Retail — 3.3%
46,751	Amazon.com, Inc. (a)	8,432,945
	Capital Markets — 3.5%
21,183	Goldman Sachs Group (The), Inc.	8,847,927
	Chemicals — 3.3%
144,811	Dow, Inc.	8,388,901
	Communications Equipment — 3.3%
165,610	Cisco Systems, Inc.	8,265,595
	Consumer Finance — 3.3%
36,699	American Express Co.	8,355,995
	Consumer Staples Distribution & Retail — 3.2%
136,355	Walmart, Inc.	8,204,480
	Diversified Telecommunication Services — 3.4%
207,483	Verizon Communications, Inc.	8,705,987
	Entertainment — 3.6%
74,307	Walt Disney (The) Co.	9,092,205
	Financial Services — 3.2%
29,274	Visa, Inc., Class A	8,169,788
	Health Care Providers & Services — 3.4%
17,202	UnitedHealth Group, Inc.	8,509,829
	Hotels, Restaurants & Leisure — 3.1%
28,021	McDonald’s Corp.	7,900,521
	Household Products — 3.3%
51,123	Procter & Gamble (The) Co.	8,294,707
	Industrial Conglomerates — 7.0%
87,302	3M Co.	9,260,123
40,835	Honeywell International, Inc.	8,381,384
		17,641,507
	Insurance — 3.4%
37,527	Travelers (The) Cos., Inc.	8,636,464
	IT Services — 3.2%
41,835	International Business Machines Corp.	7,988,812
Shares	Description	Value

	Machinery — 3.5%
24,169	Caterpillar, Inc.	$8,856,247
	Oil, Gas & Consumable Fuels — 3.4%
54,695	Chevron Corp.	8,627,589
	Pharmaceuticals — 6.7%
51,389	Johnson & Johnson	8,129,226
66,377	Merck & Co., Inc.	8,758,445
		16,887,671
	Semiconductors & Semiconductor Equipment — 3.3%
186,310	Intel Corp.	8,229,313
	Software — 6.6%
20,181	Microsoft Corp.	8,490,550
26,852	Salesforce, Inc.	8,087,286
		16,577,836
	Specialty Retail — 3.3%
21,958	Home Depot (The), Inc.	8,423,089
	Technology Hardware, Storage & Peripherals — 3.3%
48,015	Apple, Inc.	8,233,612
	Textiles, Apparel & Luxury Goods — 3.1%
82,670	NIKE, Inc., Class B	7,769,327
	Total Common Stocks	252,674,983
	(Cost $220,570,227)
MONEY MARKET FUNDS — 0.0%
97,182	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	97,182
	(Cost $97,182)

	Total Investments — 99.9%	252,772,165
	(Cost $220,667,409)
	Net Other Assets and Liabilities — 0.1%	128,924
	Net Assets — 100.0%	$252,901,089

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 252,674,983	$ 252,674,983	$ —	$ —
Money Market Funds	97,182	97,182	—	—
Total Investments	$252,772,165	$252,772,165	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.7%
1,103	Axon Enterprise, Inc. (a)	$345,107
3,112	Howmet Aerospace, Inc.	212,954
615	TransDigm Group, Inc.	757,434
		1,315,495
	Automobiles — 0.7%
67,434	Lucid Group, Inc. (a)	192,187
1,769	Tesla, Inc. (a)	310,972
		503,159
	Banks — 1.3%
10,838	Citizens Financial Group, Inc.	393,311
23,732	Huntington Bancshares, Inc.	331,062
1,973	M&T Bank Corp.	286,953
		1,011,326
	Beverages — 0.6%
5,408	Brown-Forman Corp., Class B	279,161
813	PepsiCo, Inc.	142,283
		421,444
	Biotechnology — 2.4%
3,693	AbbVie, Inc.	672,495
3,667	Alnylam Pharmaceuticals, Inc. (a)	548,033
3,566	Moderna, Inc. (a)	379,993
466	Vertex Pharmaceuticals, Inc. (a)	194,793
		1,795,314
	Broadline Retail — 0.5%
1,985	Amazon.com, Inc. (a)	358,054
	Building Products — 3.5%
7,146	Builders FirstSource, Inc. (a)	1,490,298
1,698	Carlisle Cos., Inc.	665,361
4,315	Carrier Global Corp.	250,831
852	Trane Technologies PLC	255,771
		2,662,261
	Capital Markets — 4.7%
3,762	Ares Management Corp., Class A	500,271
3,047	Blackstone, Inc.	400,284
8,829	Carlyle Group (The), Inc.	414,168
5,323	Charles Schwab (The) Corp.	385,066
855	FactSet Research Systems, Inc.	388,503
1,346	LPL Financial Holdings, Inc.	355,613
722	Moody’s Corp.	283,768
576	MSCI, Inc.	322,819
2,749	Nasdaq, Inc.	173,462
3,804	Northern Trust Corp.	338,252
		3,562,206
	Chemicals — 1.2%
3,080	CF Industries Holdings, Inc.	256,287
Shares	Description	Value

	Chemicals (Continued)
4,473	International Flavors & Fragrances, Inc.	$384,633
8,169	Mosaic (The) Co.	265,166
		906,086
	Commercial Services & Supplies — 2.1%
582	Cintas Corp.	399,851
6,365	Copart, Inc. (a)	368,661
3,777	Waste Management, Inc.	805,068
		1,573,580
	Communications Equipment — 0.9%
1,730	Arista Networks, Inc. (a)	501,666
537	Motorola Solutions, Inc.	190,624
		692,290
	Construction & Engineering — 0.4%
1,032	Quanta Services, Inc.	268,114
	Consumer Staples Distribution & Retail — 1.6%
273	Costco Wholesale Corp.	200,008
2,742	Dollar General Corp.	427,917
2,583	Dollar Tree, Inc. (a)	343,926
11,427	Walgreens Boots Alliance, Inc.	247,852
		1,219,703
	Containers & Packaging — 0.4%
4,874	Ball Corp.	328,313
	Distributors — 0.4%
2,170	Genuine Parts Co.	336,198
	Electric Utilities — 0.7%
2,874	Constellation Energy Corp.	531,259
	Electrical Equipment — 1.0%
1,048	AMETEK, Inc.	191,679
1,281	Hubbell, Inc.	531,679
		723,358
	Electronic Equipment, Instruments & Components — 2.0%
7,424	Amphenol Corp., Class A	856,358
760	CDW Corp.	194,393
3,671	Jabil, Inc.	491,731
		1,542,482
	Entertainment — 1.6%
769	Netflix, Inc. (a)	467,037
11,801	ROBLOX Corp., Class A (a)	450,562
34,893	Warner Bros. Discovery, Inc. (a)	304,616
		1,222,215

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services — 4.2%
5,688	Apollo Global Management, Inc.	$639,615
2,312	Jack Henry & Associates, Inc.	401,664
2,744	Mastercard, Inc., Class A	1,321,428
3,033	Visa, Inc., Class A	846,450
		3,209,157
	Food Products — 0.8%
1,720	General Mills, Inc.	120,348
2,354	Hershey (The) Co.	457,853
		578,201
	Ground Transportation — 0.7%
2,402	Old Dominion Freight Line, Inc.	526,783
	Health Care Equipment & Supplies — 3.6%
6,594	Dexcom, Inc. (a)	914,588
562	IDEXX Laboratories, Inc. (a)	303,441
3,690	Insulet Corp. (a)	632,466
1,315	Intuitive Surgical, Inc. (a)	524,803
1,906	ResMed, Inc.	377,445
		2,752,743
	Health Care Providers & Services — 0.5%
713	UnitedHealth Group, Inc.	352,721
	Health Care Technology — 0.7%
2,449	Veeva Systems, Inc., Class A (a)	567,409
	Hotels, Restaurants & Leisure — 5.1%
2,357	Airbnb, Inc., Class A (a)	388,811
74	Chipotle Mexican Grill, Inc. (a)	215,101
685	Domino’s Pizza, Inc.	340,363
31,820	DraftKings, Inc., Class A (a)	1,444,946
868	McDonald’s Corp.	244,733
6,634	Royal Caribbean Cruises Ltd. (a)	922,192
2,274	Yum! Brands, Inc.	315,290
		3,871,436
	Household Durables — 0.8%
30	NVR, Inc. (a)	242,999
3,345	PulteGroup, Inc.	403,474
		646,473
	Household Products — 0.5%
2,321	Procter & Gamble (The) Co.	376,582
	Insurance — 2.5%
1,103	Aon PLC, Class A	368,093
947	Arthur J. Gallagher & Co.	236,788
5,232	Brown & Brown, Inc.	458,009
Shares	Description	Value

	Insurance (Continued)
3,014	Marsh & McLennan Cos., Inc.	$620,824
2,467	W.R. Berkley Corp.	218,182
		1,901,896
	Interactive Media & Services — 2.1%
2,217	Alphabet, Inc., Class A (a)	334,612
2,615	Meta Platforms, Inc., Class A	1,269,791
		1,604,403
	IT Services — 2.5%
1,250	Accenture PLC, Class A	433,263
5,343	Cloudflare, Inc., Class A (a)	517,363
946	MongoDB, Inc. (a)	339,273
2,054	Snowflake, Inc., Class A (a)	331,926
1,501	VeriSign, Inc. (a)	284,455
		1,906,280
	Life Sciences Tools & Services — 1.1%
11,510	Avantor, Inc. (a)	294,311
1,979	Illumina, Inc. (a)	271,756
100	Mettler-Toledo International, Inc. (a)	133,129
486	Waters Corp. (a)	167,296
		866,492
	Machinery — 1.0%
1,549	IDEX Corp.	377,987
1,469	Illinois Tool Works, Inc.	394,177
		772,164
	Media — 0.7%
545	Charter Communications, Inc., Class A (a)	158,393
3,913	Trade Desk (The), Inc., Class A (a)	342,075
		500,468
	Metals & Mining — 1.2%
1,624	Nucor Corp.	321,390
681	Reliance, Inc.	227,576
2,673	Steel Dynamics, Inc.	396,219
		945,185
	Oil, Gas & Consumable Fuels — 0.9%
2,234	Marathon Petroleum Corp.	450,151
2,376	Targa Resources Corp.	266,088
		716,239
	Pharmaceuticals — 2.2%
1,382	Eli Lilly & Co.	1,075,141
14,444	Pfizer, Inc.	400,821
1,202	Zoetis, Inc.	203,390
		1,679,352

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 1.6%
681	Automatic Data Processing, Inc.	$170,073
5,362	Paychex, Inc.	658,454
852	Paycom Software, Inc.	169,556
1,080	Verisk Analytics, Inc.	254,588
		1,252,671
	Residential REITs — 0.4%
2,376	Mid-America Apartment Communities, Inc.	312,634
	Semiconductors & Semiconductor Equipment — 12.1%
3,634	Advanced Micro Devices, Inc. (a)	655,901
777	Analog Devices, Inc.	153,683
1,838	Applied Materials, Inc.	379,051
1,246	Broadcom, Inc.	1,651,461
8,580	Intel Corp.	378,978
1,348	KLA Corp.	941,672
828	Monolithic Power Systems, Inc.	560,904
3,618	NVIDIA Corp.	3,269,080
2,868	ON Semiconductor Corp. (a)	210,941
2,467	QUALCOMM, Inc.	417,663
2,594	Skyworks Solutions, Inc.	280,982
2,619	Teradyne, Inc.	295,502
		9,195,818
	Software — 14.5%
932	Adobe, Inc. (a)	470,287
1,055	Autodesk, Inc. (a)	274,743
5,602	Bentley Systems, Inc., Class B	292,536
2,133	Cadence Design Systems, Inc. (a)	663,960
3,749	Crowdstrike Holdings, Inc., Class A (a)	1,201,892
3,118	Datadog, Inc., Class A (a)	385,385
4,609	Dynatrace, Inc. (a)	214,042
876	Fair Isaac Corp. (a)	1,094,658
9,817	Fortinet, Inc. (a)	670,599
555	HubSpot, Inc. (a)	347,741
399	Intuit, Inc.	259,350
1,203	Microsoft Corp.	506,126
6,991	Oracle Corp.	878,140
54,275	Palantir Technologies, Inc., Class A (a)	1,248,868
2,486	Palo Alto Networks, Inc. (a)	706,347
452	ServiceNow, Inc. (a)	344,605
1,093	Synopsys, Inc. (a)	624,649
7,317	Unity Software, Inc. (a)	195,364
1,046	Workday, Inc., Class A (a)	285,297
1,849	Zscaler, Inc. (a)	356,173
		11,020,762
Shares	Description	Value

	Specialized REITs — 1.7%
6,874	Gaming and Leisure Properties, Inc.	$316,685
2,034	Public Storage	589,982
1,736	SBA Communications Corp.	376,191
		1,282,858
	Specialty Retail — 0.9%
515	Home Depot (The), Inc.	197,554
134	O’Reilly Automotive, Inc. (a)	151,270
2,022	TJX (The) Cos., Inc.	205,071
283	Ulta Beauty, Inc. (a)	147,975
		701,870
	Technology Hardware, Storage & Peripherals — 5.5%
1,641	Apple, Inc.	281,399
5,283	Dell Technologies, Inc., Class C	602,843
4,765	Seagate Technology Holdings PLC	443,383
2,390	Super Micro Computer, Inc. (a)	2,413,972
6,497	Western Digital Corp. (a)	443,355
		4,184,952
	Textiles, Apparel & Luxury Goods — 0.6%
482	Deckers Outdoor Corp. (a)	453,687
	Tobacco — 0.8%
13,268	Altria Group, Inc.	578,750
	Trading Companies & Distributors — 2.9%
6,547	Fastenal Co.	505,036
1,078	United Rentals, Inc.	777,356
879	W.W. Grainger, Inc.	894,207
		2,176,599
	Water Utilities — 0.2%
3,462	Essential Utilities, Inc.	128,267

	Total Investments — 100.0%	76,035,709
	(Cost $63,057,369)
	Net Other Assets and Liabilities — 0.0%	22,074
	Net Assets — 100.0%	$76,057,783

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 76,035,709	$ 76,035,709	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
22	Boeing (The) Co. (a)	$4,246
10	Lockheed Martin Corp.	4,549
56	Textron, Inc.	5,372
		14,167
	Air Freight & Logistics — 1.8%
143	C.H. Robinson Worldwide, Inc.	10,888
81	Expeditors International of Washington, Inc.	9,847
		20,735
	Banks — 6.2%
139	Citigroup, Inc.	8,790
283	Citizens Financial Group, Inc.	10,270
184	Comerica, Inc.	10,118
707	Huntington Bancshares, Inc.	9,863
583	KeyCorp	9,217
227	Truist Financial Corp.	8,849
171	U.S. Bancorp	7,644
147	Wells Fargo & Co.	8,520
		73,271
	Beverages — 0.7%
121	Molson Coors Beverage Co., Class B	8,137
	Biotechnology — 1.8%
45	AbbVie, Inc.	8,194
90	Gilead Sciences, Inc.	6,593
107	Incyte Corp. (a)	6,096
		20,883
	Broadline Retail — 1.6%
219	eBay, Inc.	11,559
108	Etsy, Inc. (a)	7,422
		18,981
	Building Products — 1.5%
63	A.O. Smith Corp.	5,636
35	Allegion PLC	4,715
85	Masco Corp.	6,705
		17,056
	Capital Markets — 0.9%
131	State Street Corp.	10,129
	Chemicals — 1.2%
57	CF Industries Holdings, Inc.	4,743
50	Dow, Inc.	2,896
27	LyondellBasell Industries N.V., Class A	2,762
107	Mosaic (The) Co.	3,473
		13,874
Shares	Description	Value

	Communications Equipment — 6.7%
547	Cisco Systems, Inc.	$27,301
135	F5, Inc. (a)	25,594
712	Juniper Networks, Inc.	26,387
		79,282
	Consumer Finance — 5.1%
136	Capital One Financial Corp.	20,249
114	Discover Financial Services	14,944
575	Synchrony Financial	24,794
		59,987
	Consumer Staples Distribution & Retail — 1.7%
209	Kroger (The) Co.	11,940
101	Sysco Corp.	8,199
		20,139
	Electronic Equipment, Instruments & Components — 1.6%
124	Keysight Technologies, Inc. (a)	19,391
	Entertainment — 4.1%
150	Electronic Arts, Inc.	19,900
270	Live Nation Entertainment, Inc. (a)	28,558
		48,458
	Food Products — 1.5%
154	Archer-Daniels-Midland Co.	9,673
63	J.M. Smucker (The) Co.	7,930
		17,603
	Gas Utilities — 1.2%
119	Atmos Energy Corp.	14,146
	Health Care Providers & Services — 9.5%
95	Cardinal Health, Inc.	10,631
32	Cencora, Inc.	7,776
234	Centene Corp. (a)	18,364
31	Cigna Group (The)	11,259
137	CVS Health Corp.	10,927
22	Elevance Health, Inc.	11,408
52	Humana, Inc.	18,029
14	McKesson Corp.	7,516
25	Molina Healthcare, Inc. (a)	10,271
12	UnitedHealth Group, Inc.	5,936
		112,117
	Health Care REITs — 0.2%
154	Healthpeak Properties, Inc.	2,887
	Hotel & Resort REITs — 0.3%
195	Host Hotels & Resorts, Inc.	4,033

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 1.5%
132	Expedia Group, Inc. (a)	$18,183
	Household Durables — 6.1%
75	D.R. Horton, Inc.	12,341
143	Lennar Corp., Class A	24,593
2	NVR, Inc. (a)	16,200
151	PulteGroup, Inc.	18,214
		71,348
	Household Products — 1.2%
51	Clorox (The) Co.	7,809
53	Kimberly-Clark Corp.	6,855
		14,664
	Industrial Conglomerates — 0.6%
65	3M Co.	6,895
	Insurance — 2.0%
137	American International Group, Inc.	10,709
154	Principal Financial Group, Inc.	13,292
		24,001
	Interactive Media & Services — 1.6%
504	Match Group, Inc. (a)	18,285
	IT Services — 3.9%
294	Cognizant Technology Solutions Corp., Class A	21,547
130	International Business Machines Corp.	24,825
		46,372
	Machinery — 1.4%
17	Nordson Corp.	4,667
46	PACCAR, Inc.	5,699
19	Snap-on, Inc.	5,628
		15,994
	Media — 2.2%
834	Fox Corp., Class A	26,079
	Metals & Mining — 1.2%
33	Nucor Corp.	6,531
48	Steel Dynamics, Inc.	7,115
		13,646
	Multi-Utilities — 1.0%
133	Public Service Enterprise Group, Inc.	8,882
30	WEC Energy Group, Inc.	2,463
		11,345
Shares	Description	Value

	Office REITs — 0.8%
34	Alexandria Real Estate Equities, Inc.	$4,383
75	Boston Properties, Inc.	4,898
		9,281
	Oil, Gas & Consumable Fuels — 4.5%
348	Coterra Energy, Inc.	9,702
214	EQT Corp.	7,933
303	Marathon Oil Corp.	8,587
65	Marathon Petroleum Corp.	13,098
77	Valero Energy Corp.	13,143
		52,463
	Passenger Airlines — 0.4%
108	United Airlines Holdings, Inc. (a)	5,171
	Pharmaceuticals — 0.5%
107	Bristol-Myers Squibb Co.	5,803
	Professional Services — 1.0%
31	Paychex, Inc.	3,807
106	Robert Half, Inc.	8,403
		12,210
	Retail REITs — 1.0%
195	Kimco Realty Corp.	3,824
57	Realty Income Corp.	3,084
32	Simon Property Group, Inc.	5,007
		11,915
	Semiconductors & Semiconductor Equipment — 10.5%
134	Applied Materials, Inc.	27,635
138	Enphase Energy, Inc. (a)	16,695
27	Lam Research Corp.	26,232
256	Microchip Technology, Inc.	22,966
275	Skyworks Solutions, Inc.	29,788
		123,316
	Specialty Retail — 2.5%
194	Bath & Body Works, Inc.	9,704
142	Best Buy Co., Inc.	11,648
15	Ulta Beauty, Inc. (a)	7,843
		29,195
	Technology Hardware, Storage & Peripherals — 5.0%
956	HP, Inc.	28,890
281	NetApp, Inc.	29,497
		58,387
	Textiles, Apparel & Luxury Goods — 1.2%
304	Tapestry, Inc.	14,434

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 1.0%
259	Altria Group, Inc.	$11,298

	Total Investments — 99.9%	1,175,561
	(Cost $993,221)
	Net Other Assets and Liabilities — 0.1%	836
	Net Assets — 100.0%	$1,176,397

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,175,561	$ 1,175,561	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.